Expense Example - Bancreek Global Select ETF - Bancreek Global Select ETF	Jan. 16, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	$ 277